RELATED PARTY TRANSACTIONS AND BALANCES	6 Months Ended
Jun. 30, 2024
RELATED PARTY TRANSACTIONS AND BALANCES
RELATED PARTY TRANSACTIONS AND BALANCES

16.RELATED PARTY TRANSACTIONS AND BALANCES

1)Nature of relationships with related parties

Name	Relationship with the Company
EJAM GROUP Co., Ltd. (“EJAM Group”)	Indirectly hold a 6.8% equity interest in the Company
Pubang Landscape Architecture (HK) Company Limited (“Pubang Hong Kong”)	Indirectly hold a 20.4% equity interest in the Company
Horgos Zhijiantiancheng	Controlled by EJAM Group
Guangzhou Yijiantiancheng Technology Co., Ltd. (“Guangzhou Yijiantiancheng”)	Controlled by EJAM Group
Horgos Meitui Network Technology Co., Ltd. (“Horgos Meitui”)	Controlled by EJAM Group, and was disposed of by EJAM Group on March 24, 2020
Ms. Wenxiu Zhong	Former Chairperson of the Board of Directors, CEO and indirect holder of 22.6% of the Company’s equity interests
Anruitai Investment Limited (“Anruitai”)	90% owned by Ms. Wenxiu Zhong and 10% owned by Mr. Sheng Gong, the Director and indirect equity shareholder of the Company

16.RELATED PARTY TRANSACTIONS AND BALANCES (CONTINUED)

2)Transactions with related parties

	For the Six Months Ended
	June 30,
	2024	2023
Horgos Zhijiantiancheng	$3,875	$153,077

For the six months ended June 30, 2024, the Company received the media deposits of $242,009 from Horgos Zhijiantiancheng.

3)Balances with related parties

As of June 30, 2024 and December 31, 2023, the balances due from related parties were as follows:

	June 30,	December 31,
	2024	2023
Accounts receivable
Horgos Zhijiantiancheng (a)	$5,499	$—

Prepayments
Horgos Zhijiantiancheng (a)	$—	$215,689

Due from related parties
Anruitai Investment Limited	$28,667	$28,667
Others	—	1,408
	$28,667	$30,075
(a)	Horgos Zhijiantiancheng is both a media and advertiser with the Company. For six months ended June 30, 2023, the Company provided services to Horgos Zhijiantiancheng and paid media deposits with Horgos Zhijiantiancheng. For the six months ended June 30, 2024, the Company received the media deposits of $242,009 from Horgos Zhijiantiancheng.

As of June 30, 2024 and December 31, 2023, the balances due to related parties were as follows:

	June 30,	December 31,
	2024	2023
Other payable
Wenxiu Zhong	$3,548	$3,546
Others	—	8,630
	$3,548	$12,176